UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON SEPTEMBER 30, 2011 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON SEPTEMBER 30, 2012.

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2011

Check here if Amendment           [X]; Amendment Number: 4
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James Hnilo
Title: General Counsel
Phone: (312)525-5243

Signature, Place, and Date of Signing:

/s/ James Hnilo, CHICAGO, IL   November 14, 2012

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  10
Form 13F Information Table Value Total:  $237773
					 (x1000)

List of Other Included Managers:  None

NAME OF    TITLE CUSIP     VALUE    SHRS       SH PUT  INVEST  OT VOTING AUTHOR
ISSUER     OF              (x       OR         /  /    MENT    H  SOLE     S N
           CLASS           $1000)   PRN        PR CALL DISCRE  M           H O
                                    AMT        N       TION    GR          A N

DUKE ENERG COM   26441C105 22156   1108343     SH      DEFIN  01  1108343  0 0
EXELON COR COM   30161N101 297     6975        SH      DEFIN  01  6975     0 0
CONSTELLAT COM   210371100 285     7500        SH      DEFIN  01  7500     0 0
GOODRICH C COM   382388106 40633   336700      SH CALL DEFIN  01  336700   0 0
GOODRICH C COM   382388106 68667   569000      SH      DEFIN  01  569000   0 0
MEDCO HEAL COM   58405U102 31664   675278      SH      DEFIN  01  675278   0 0
MOTOROLA M COM   620097105 20703   548000      SH      DEFIN  01  548000   0 0
NYSE EURON COM   629491101 2568    110489      SH      DEFIN  01  110489   0 0
NETLOGIC M COM   64118B100 28849   599638      SH      DEFIN  01  599638   0 0
PROGRESS E COM   743263105 21951   424424      SH      DEFIN  01  424424   0 0